Lease (Details)									7 Months Ended		12 Months Ended
	Mar. 08, 2025 USD ($)	Mar. 08, 2025 CNY (¥)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Feb. 01, 2023 USD ($)	Feb. 01, 2023 CNY (¥)	Mar. 09, 2022 USD ($)	Mar. 09, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($) m²	Jun. 30, 2024 CNY (¥) m²	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Lease [Line Items]
Operating lease expense | $											$ 50,881				$ 120,261	$ 84,552
Pupu Digital Leases [Member]
Lease [Line Items]
Square meters (in Square Meters)											930	930
Lease term, description											lease term of one year from March 21, 2024 to March 20, 2025	lease term of one year from March 21, 2024 to March 20, 2025
Monthly rent											$ 3,846	¥ 27,888
Xiamen Pop Culture Leases [Member]
Lease [Line Items]
Square meters (in Square Meters)											434	434
Lease term, description											lease term of one year from January 20, 2023 to January 19, 2024	lease term of one year from January 20, 2023 to January 19, 2024
Monthly rent											$ 1,676	¥ 12,154
Pop Network Leases [Member]
Lease [Line Items]
Square meters (in Square Meters)											501	501
Lease term, description											lease term of one year from March 21, 2024 to March 20, 2025	lease term of one year from March 21, 2024 to March 20, 2025
Monthly rent											$ 1,727	¥ 12,523
Xiamen Pop Culture Leases One [Member]
Lease [Line Items]
Square meters (in Square Meters)											22,227	22,227
Lease term, description											lease term from March 1, 2022 to February 28, 2025	lease term from March 1, 2022 to February 28, 2025
Monthly rent											$ 6,952	¥ 50,000
Guangzhou Shuzhi Leases [Member]
Lease [Line Items]
Square meters (in Square Meters)											71	71
Lease term, description											lease term of two years from August 1, 2022 to August 1, 2024	lease term of two years from August 1, 2022 to August 1, 2024
Monthly rent											$ 690	¥ 5,000
Guangzhou Shuzhi Leases One [Member]
Lease [Line Items]
Square meters (in Square Meters)											68	68
Lease term, description											lease term of one and half years from January 1, 2022 to July 31, 2023	lease term of one and half years from January 1, 2022 to July 31, 2023
Monthly rent					$ 1,257	¥ 9,113			$ 1,514	¥ 10,976			$ 1,604	¥ 11,628
Guangzhou Shuzhi Leases Two [Member]
Lease [Line Items]
Square meters (in Square Meters)											284	284
Lease term, description											lease term of one and half years from January 1, 2022 to July 31, 2023	lease term of one and half years from January 1, 2022 to July 31, 2023
Monthly rent									$ 6,070	¥ 44,012			$ 6,431	¥ 46,635
Shenzhen Pop Leases [Member]
Lease [Line Items]
Square meters (in Square Meters)											294	294
Lease term, description											lease term of one year from March 9, 2022 to March 8, 2025	lease term of one year from March 9, 2022 to March 8, 2025
Monthly rent							$ 5,297	¥ 38,408
Pop Culture Leases [Member]
Lease [Line Items]
Square meters (in Square Meters)											413	413
Lease term, description											lease term starting from September 1, 2023 to a day either party ask to terminate	lease term starting from September 1, 2023 to a day either party ask to terminate
Monthly rent			$ 3,963	¥ 28,800
Forecast [Member] | Shenzhen Pop Leases [Member]
Lease [Line Items]
Monthly rent	$ 6,118	¥ 44,463